UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.

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1. Name and address of issuer:
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                         Money Market Obligations Trust
                               Federated Investors
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
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2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

                           Government Obligations Fund
                           Government Obligations Tax-Managed Fund
                           Prime Obligations Fund
                           Treasury Obligations Fund
                           Tax-Free Obligations Fund
                           Automated Cash Management Trust
                           Automated Government Money Trust
                           Federated Master Trust
                           Municipal Obligations Fund
                           Prime Value Obligations Fund
                           Trust for U.S. Treasury Obligations
                           Prime Cash Obligations Fund
                           Liberty U.S. Government Money Market Trust
                           Federated Short-Term U.S. Government Trust
                           Money Market Management, Inc.
                           Liquid Cash Trust
                           Prime Management Obligations Fund
                           Federated Capital Reserves Fund
                           Federated Government Reserves Fund
                           Federated Municipal Trust
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3. Investment Company Act File Number: 811-5950

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         Securities Act File Number:                   33-31602
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4(a). Last day of fiscal year for which this Form is filed: July 31, 2007
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4(b).    [   ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
               (See Instruction A.2)
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Note: If the Form is being filed late, interest must be paid on the registration fee due.


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4(c). [ ] Check box if this is the last time the issuer will be filing this Form.


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5. Calculation of registration fee:
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    (i) Aggregate sale price of securities sold during
        the fiscal year pursuant to section 24(f):              $753,130,456,869

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    (ii) Aggregate price of securities redeemed or
         repurchased during the fiscal year:   $733,586,833,799
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   (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration
         fees payable to the Commission:                        $0

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    (iv) Total available redemption credits [add Items 5(ii)
         and 5(iii)]:                                           $733,586,833,799

     (v) Net sales -- if Item 5(i) is greater than Item 5(iv)
         [subtract Item 5(iv) from Item 5(i)]:                  $19,543,623,070

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    (vi) Redemption credits available for use in future years
         -- if Item 5(i) is less than Item 5(iv) [subtract
         Item 5(iv) from Item 5(i)]:                            $0
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    (vii) Multiplier for determining registration fee
          (See Instruction C.9):                                x0.0000307
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   (viii) Registration fee due [multiply Item 5(v) by Item
          5(vii)] (enter "0" if no fee is due):                 =$599,989
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6.       Prepaid Shares

         If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: - . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: - .

7.       Interest due -- if this Form is being filed more than 90 days after the
         end of the issuer's fiscal year (see Instruction D):            + $0
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8.       Total of the amount of the registration fee due plus any interest due
         [line 5(viii) plus line 7]:                             =$599,989
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9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: October 25, 2007
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         Method of Delivery:
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                  [ x ]    Wire Transfer
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                  [   ]    Mail or other means


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                                   SIGNATURES


This Form has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/Deborah M. Molini
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                           Deborah M. Molini, Assistant Treasurer
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Date: October 22, 2007


* Please print the name and title of the signing officer below the signature.